ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Contract price	13.5
Adjusted for:
Transaction fees related to sale	(0.4)
Cancellation of letter of credit related to Arizona Department of Environmental Quality	(2.3)
Net proceeds	10.8
De-recognition of assets
Property, plant and equipment	(6.6)
Other current assets (Apache Railway)	(0.2)
De-recognition of liabilities
Accounts payable and accrued liabilities (Apache Railway)	0.1
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	4.1